N-2	Aug. 20, 2025
Cover [Abstract]
Entity Central Index Key	0001232860
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	BLACKROCK MUNICIPAL CREDIT ALPHA PORTFOLIO, INC.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Strategy
The following sentence is added to the end of the second paragraph of the section entitled “Investment Strategy (continued)” on the cover page of the Prospectus, the end of the third paragraph of the section entitled “Prospectus Summary — Investment Policies” and the end of the fifth paragraph of the section entitled “THE FUND’S INVESTMENTS — Investment Objective and Policies”:
For temporary periods due to market conditions or to ensure sufficient liquidity for repurchase or tender offers, the Fund may invest less than 75% of its assets in such municipal bonds.